NOTE 13 - SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 31, 2018	Jan. 30, 2018	Mar. 13, 2018	Dec. 31, 2017	Jul. 31, 2016
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)				2,300,000
Debt Instrument, Face Amount					$ 1,617,881
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)				7,550,000
Subsequent Event [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Convertible Debt	$ 250,000
Debt Instrument, Face Amount	$ 305,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Term	6 months
Debt Instrument, Unamortized Discount	$ 35,000
Debt Issuance Costs, Gross	$ 20,000
Debt Default Interest Rate	24.00%
Debt Penalty, Percentage	40.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.05
Equity Purchase Agreement, Maximum Value	$ 10,000,000
Stock Issued During Period, Shares, Other (in Shares)	4,087,193
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	22,233,427
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)			1,300,000
Equity Purchase Agreement, Number of Additional Shares Available (in Shares)			7,280,000
Subsequent Event [Member] | Proceeds From Each Note [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Convertible Debt	$ 125,000
Subsequent Event [Member] | Chief Commercial Officer [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Employment Agreement, Base Salary		$ 175,000
Employment Agreement, Bonus Terms		an initial target bonus of up to 45% of his annual base salary based on targets established by the Board of Directors
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		300,000